                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08274
                                   ---------------------------------------------

                       MassMutual Institutional Funds
               -----------------------------------------------------------------
                     (Exact name of registrant as specified in charter)

                     1295 State Street, Springfield, MA            01111
               ---------------------------------------------------------
                     (Address of principal executive offices)    (Zip code)

                     Frederick C. Castellani
                     1295 State Street, Springfield, MA 01111
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-330-6027
                                                   ----------------

Date of fiscal year end:  12/31/2003
                        ------------

Date of reporting period: 12/31/2003
                         -----------

ITEM 1 REPORTS TO STOCKHOLDERS.

     MASSMUTUAL INFLATION-PROTECTED BOND FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
 ASSETS:
       Cash                                                                        $         2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                 10,521,300
                                                                                   ---------------
                     Total assets                                                       10,525,450
                                                                                   ---------------
LIABILITIES:
       Payables for:
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                       1,650
                                                                                   ---------------
       NET ASSETS                                                                  $    10,523,800
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $    10,523,800
                                                                                   ---------------
                                                                                   $    10,523,800
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $           500
                                                                                   ===============
       Class L                                                                     $           500
                                                                                   ===============
       Class Y                                                                     $           500
                                                                                   ===============
       Class S                                                                     $    10,521,800
                                                                                   ===============
       Class N                                                                     $           500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                                  50
                                                                                   ===============
       Class L                                                                                  50
                                                                                   ===============
       Class Y                                                                                  50
                                                                                   ===============
       Class S                                                                           1,052,180
                                                                                   ===============
       Class N                                                                                  50
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650
                                                                                   ---------------
                      Total expenses                                                         1,650
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                      Net expenses                                                              --
                                                                                   ---------------
               NET INVESTMENT INCOME                                                            --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
               NET REALIZED AND UNREALIZED GAIN                                                 --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $           500
       Class L                                                                                 500
       Class Y                                                                                 500
       Class S                                                                          10,521,800
       Class N                                                                                 500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   10,523,800
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                     10,523,800
NET ASSETS:
       Beginning of period                                                                      --
                                                                                   ---------------
       End of period (including undistributed net investment income of $0)         $    10,523,800
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

     MASSMUTUAL STRATEGIC BALANCED FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
ASSETS:
       Cash                                                                        $         2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                 10,000,000
                                                                                   ---------------
                     Total assets                                                       10,004,150
                                                                                   ---------------
LIABILITIES:
       Payables for:
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                       1,650
                                                                                   ---------------
       NET ASSETS                                                                  $    10,002,500
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $    10,002,500
                                                                                   ---------------
                                                                                   $    10,002,500
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $           500
                                                                                   ===============
       Class L                                                                     $           500
                                                                                   ===============
       Class Y                                                                     $           500
                                                                                   ===============
       Class S                                                                     $    10,000,500
                                                                                   ===============
       Class N                                                                     $           500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                                  50
                                                                                   ===============
       Class L                                                                                  50
                                                                                   ===============
       Class Y                                                                                  50
                                                                                   ===============
       Class S                                                                           1,000,050
                                                                                   ===============
       Class N                                                                                  50
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650

                                                                                   ---------------
                    Total expenses                                                           1,650
                                                                                   ---------------
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                     Net expenses                                                               --
                                                                                   ---------------
                NET INVESTMENT INCOME                                                           --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
                     NET REALIZED AND UNREALIZED GAIN                                           --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $           500
       Class L                                                                                 500
       Class Y                                                                                 500
       Class S                                                                          10,000,500
       Class N                                                                                 500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   10,002,500
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                     10,002,500
NET ASSETS:
       Beginning of period                                                                      --
                                                                                   ---------------
       End of period (including undistributed net investment income of $0)         $    10,002,500
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DESTINATION RETIREMENT INCOME FUND -- PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES         MARKET VALUE
                                                                                   ---------------   ---------------
MUTUAL FUNDS - 100.0%
FINANCIAL SERVICES
MassMutual Core Bond Fund, Class S                                                          15,409   $       170,425
MassMutual Diversified Bond Fund, Class S                                                   15,075           160,400
MassMutual Growth Equity Fund, Class S                                                      11,935            90,225
MassMutual Inflation-Protected Bond Fund, Class S                                           17,043           170,425
MassMutual Large Cap Value Fund, Class S                                                     9,598            90,225
MassMutual Money Market Fund, Class S                                                       50,125            50,125
MassMutual Overseas Fund, Class S                                                            5,210            50,125
MassMutual Short-Duration Bond Fund, Class S                                                14,515           150,375
MassMutual Small Cap Equity Fund, Class S                                                    5,206            70,175
                                                                                                     ---------------
                                                                                                           1,002,500
                                                                                                     ---------------

TOTAL MUTUAL FUNDS
(COST $1,002,500)                                                                                          1,002,500
                                                                                                     ---------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/(LIABILITIES) -- 0.0%                                                                                 0
                                                                                                     ---------------

NET ASSETS -- 100.0%                                                                                 $     1,002,500
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

      MASSMUTUAL DESTINATION RETIREMENT INCOME FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
ASSETS:
       Investments, at value (cost $1,002,500) (Note 2)                            $     1,002,500
       Cash                                                                                  2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                  1,000,000
                                                                                   ---------------
                     Total assets                                                        2,006,650
                                                                                   ---------------
LIABILITIES:
       Payables for:
              Investments purchased                                                      1,002,500
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                   1,004,150
                                                                                   ---------------
       NET ASSETS                                                                  $     1,002,500
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $     1,002,500
                                                                                   ---------------
                                                                                   $     1,002,500
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $       100,500
                                                                                   ===============
       Class L                                                                     $       100,500
                                                                                   ===============
       Class Y                                                                     $       100,500
                                                                                   ===============
       Class S                                                                     $       600,500
                                                                                   ===============
       Class N                                                                     $       100,500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                              10,050
                                                                                   ===============
       Class L                                                                              10,050
                                                                                   ===============
       Class Y                                                                              10,050
                                                                                   ===============
       Class S                                                                              60,050
                                                                                   ===============
       Class N                                                                              10,050
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650

                                                                                   ---------------
                    Total expenses                                                           1,650
                                                                                   ---------------
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                     Net expenses                                                               --
                                                                                   ---------------
                NET INVESTMENT INCOME                                                           --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
                     NET REALIZED AND UNREALIZED GAIN                                           --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $       100,500
       Class L                                                                             100,500
       Class Y                                                                             100,500
       Class S                                                                             600,500
       Class N                                                                             100,500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    1,002,500
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                      1,002,500
NET ASSETS:
                                                                                   ---------------
       Beginning of period                                                                      --
                                                                                   ---------------
       End of period (including undistributed net investment income of $0)         $     1,002,500
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DESTINATION RETIREMENT 2010 FUND -- PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES         MARKET VALUE
                                                                                   ---------------   ---------------
MUTUAL FUNDS - 100.0%
FINANCIAL SERVICES
MassMutual Core Bond Fund, Class S                                                          13,597   $       150,375
MassMutual Diversified Bond Fund, Class S                                                   14,133           150,375
MassMutual Fundamental Value Fund, Class S                                                   4,988            50,125
MassMutual Growth Equity Fund, Class S                                                      14,587           110,275
MassMutual Inflation-Protected Bond Fund, Class S                                           15,038           150,375
MassMutual Large Cap Value Fund, Class S                                                     6,399            60,150
MassMutual Mid Cap Growth Equity II Fund, Class S                                            4,409            50,125
MassMutual Money Market Fund, Class S                                                       50,125            50,125
MassMutual Overseas Fund, Class S                                                            7,295            70,175
MassMutual Short-Duration Bond Fund, Class S                                                 9,677           100,250
MassMutual Small Cap Equity Fund, Class S                                                    4,462            60,150
                                                                                                     ---------------
                                                                                                           1,002,500
                                                                                                     ---------------

TOTAL MUTUAL FUNDS
(COST $1,002,500)                                                                                          1,002,500
                                                                                                     ---------------


TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/(LIABILITIES) -- 0.0%                                                                                 0
                                                                                                     ---------------

NET ASSETS -- 100.0%                                                                                 $     1,002,500
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

     MASSMUTUAL DESTINATION RETIREMENT 2010 FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
ASSETS:
       Investments, at value (cost $1,002,500) (Note 2)                            $     1,002,500
       Cash                                                                                  2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                  1,000,000
                                                                                   ---------------
                     Total assets                                                        2,006,650
                                                                                   ---------------
LIABILITIES:
       Payables for:
              Investments purchased                                                      1,002,500
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                   1,004,150
                                                                                   ---------------
       NET ASSETS                                                                  $     1,002,500
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $     1,002,500
                                                                                   ---------------
                                                                                   $     1,002,500
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $       100,500
                                                                                   ===============
       Class L                                                                     $       100,500
                                                                                   ===============
       Class Y                                                                     $       100,500
                                                                                   ===============
       Class S                                                                     $       600,500
                                                                                   ===============
       Class N                                                                     $       100,500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                              10,050
                                                                                   ===============
       Class L                                                                              10,050
                                                                                   ===============
       Class Y                                                                              10,050
                                                                                   ===============
       Class S                                                                              60,050
                                                                                   ===============
       Class N                                                                              10,050
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650

                                                                                   ---------------
                    Total expenses                                                           1,650
                                                                                   ---------------
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                     Net expenses                                                               --
                                                                                   ---------------
                NET INVESTMENT INCOME                                                           --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
                     NET REALIZED AND UNREALIZED GAIN                                           --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $       100,500
       Class L                                                                             100,500
       Class Y                                                                             100,500
       Class S                                                                             600,500
       Class N                                                                             100,500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    1,002,500
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                      1,002,500
NET ASSETS:
       Beginning of period                                                                      --
                                                                                   ---------------
       End of period (including undistributed net investment income of $0)         $     1,002,500
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DESTINATION RETIREMENT 2020 FUND -- PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES         MARKET VALUE
                                                                                   ---------------   ---------------
MUTUAL FUNDS - 100.0%
FINANCIAL SERVICES
MassMutual Aggressive Growth Fund, Class S                                                  17,866   $        90,225
MassMutual Core Bond Fund, Class S                                                          10,877           120,300
MassMutual Diversified Bond Fund, Class S                                                   10,364           110,275
MassMutual Focused Value Fund, Class S                                                       2,916            50,125
MassMutual Fundamental Value Fund, Class S                                                   8,978            90,225
MassMutual Growth Equity Fund, Class S                                                      11,935            90,225
MassMutual Inflation-Protected Bond Fund, Class S                                           12,030           120,300
MassMutual Large Cap Value Fund, Class S                                                     9,598            90,225
MassMutual Mid Cap Growth Equity II Fund, Class S                                            4,409            50,125
MassMutual Overseas Fund, Class S                                                            9,379            90,225
MassMutual Short-Duration Bond Fund, Class S                                                 4,838            50,125
MassMutual Small Cap Equity Fund, Class S                                                    3,718            50,125
                                                                                                     ---------------
                                                                                                           1,002,500
                                                                                                     ---------------

TOTAL MUTUAL FUNDS
(COST $1,002,500)                                                                                          1,002,500
                                                                                                     ---------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/(LIABILITIES) -- 0.0%                                                                                 0
                                                                                                     ---------------

NET ASSETS -- 100.0%                                                                                 $     1,002,500
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

     MASSMUTUAL DESTINATION RETIREMENT 2020 FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
ASSETS:
       Investments, at value (cost $1,002,500) (Note 2)                            $     1,002,500
       Cash                                                                                  2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                  1,000,000
                                                                                   ---------------
                     Total assets                                                        2,006,650
                                                                                   ---------------
LIABILITIES:
       Payables for:
              Investments purchased                                                      1,002,500
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                   1,004,150
                                                                                   ---------------
       NET ASSETS                                                                  $     1,002,500
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $     1,002,500
                                                                                   ---------------
                                                                                   $     1,002,500
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $       100,500
                                                                                   ===============
       Class L                                                                     $       100,500
                                                                                   ===============
       Class Y                                                                     $       100,500
                                                                                   ===============
       Class S                                                                     $       600,500
                                                                                   ===============
       Class N                                                                     $       100,500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                              10,050
                                                                                   ===============
       Class L                                                                              10,050
                                                                                   ===============
       Class Y                                                                              10,050
                                                                                   ===============
       Class S                                                                              60,050
                                                                                   ===============
       Class N                                                                              10,050
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650

                                                                                   ---------------
                     Total expenses                                                          1,650
                                                                                   ---------------
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                     Net expenses                                                               --
                                                                                   ---------------
                NET INVESTMENT INCOME                                                           --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
                            NET REALIZED AND UNREALIZED GAIN                                    --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $       100,500
       Class L                                                                             100,500
       Class Y                                                                             100,500
       Class S                                                                             600,500
       Class N                                                                             100,500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    1,002,500
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                      1,002,500
NET ASSETS:
       Beginning of year                                                                        --
                                                                                   ---------------
       End of year (including undistributed net investment income of $0)           $     1,002,500
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DESTINATION RETIREMENT 2030 FUND -- PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES         MARKET VALUE
                                                                                   ---------------   ---------------
MUTUAL FUNDS - 100.0%
FINANCIAL SERVICES
MassMutual Aggressive Growth Fund, Class S                                                  23,822   $       120,300
MassMutual Diversified Bond Fund, Class S                                                    6,595            70,175
MassMutual Emerging Growth Fund, Class S                                                    11,479            60,150
MassMutual Focused Value Fund, Class S                                                       2,916            50,125
MassMutual Fundamental Value Fund, Class S                                                  12,968           130,325
MassMutual Growth Equity Fund, Class S                                                      17,239           130,325
MassMutual Inflation-Protected Bond Fund, Class S                                            8,020            80,200
MassMutual Large Cap Value Fund, Class S                                                    12,798           120,300
MassMutual Mid Cap Growth Equity II Fund, Class S                                            4,409            50,125
MassMutual Overseas Fund, Class S                                                           13,547           130,325
MassMutual Small Company Value Fund, Class S                                                 5,004            60,150
                                                                                                     ---------------
                                                                                                           1,002,500
                                                                                                     ---------------

TOTAL MUTUAL FUNDS
(COST $1,002,500)                                                                                          1,002,500
                                                                                                     ---------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/(LIABILITIES) -- 0.0%                                                                                 0
                                                                                                     ---------------

NET ASSETS -- 100.0%                                                                                 $     1,002,500
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

     MASSMUTUAL DESTINATION RETIREMENT 2030 FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
ASSETS:
       Investments, at value (cost $1,002,500) (Note 2)                            $     1,002,500
       Cash                                                                                  2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                  1,000,000
                                                                                   ---------------
                     Total assets                                                        2,006,650
                                                                                   ---------------
LIABILITIES:
       Payables for:
              Investments purchased                                                      1,002,500
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                   1,004,150
                                                                                   ---------------
       NET ASSETS                                                                  $     1,002,500
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $     1,002,500
                                                                                   ---------------
                                                                                   $     1,002,500
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $       100,500
                                                                                   ===============
       Class L                                                                     $       100,500
                                                                                   ===============
       Class Y                                                                     $       100,500
                                                                                   ===============
       Class S                                                                     $       600,500
                                                                                   ===============
       Class N                                                                     $       100,500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                              10,050
                                                                                   ===============
       Class L                                                                              10,050
                                                                                   ===============
       Class Y                                                                              10,050
                                                                                   ===============
       Class S                                                                              60,050
                                                                                   ===============
       Class N                                                                              10,050
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650

                                                                                   ---------------
                     Total expenses                                                          1,650
                                                                                   ---------------
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                     Net expenses                                                               --
                                                                                   ---------------
                NET INVESTMENT INCOME                                                           --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
                            NET REALIZED AND UNREALIZED GAIN                                    --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $       100,500
       Class L                                                                             100,500
       Class Y                                                                             100,500
       Class S                                                                             600,500
       Class N                                                                             100,500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    1,002,500
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                      1,002,500
NET ASSETS:
       Beginning of year                                                                        --
                                                                                   ---------------
       End of year (including undistributed net investment income of $0)           $     1,002,500
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DESTINATION RETIREMENT 2040 FUND -- PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES         MARKET VALUE
                                                                                   ---------------   ---------------
MUTUAL FUNDS - 100.0%
FINANCIAL SERVICES
MassMutual Aggressive Growth Fund, Class S                                                  29,777   $       150,375
MassMutual Emerging Growth Fund, Class S                                                    11,479            60,150
MassMutual Focused Value Fund, Class S                                                       3,499            60,150
MassMutual Fundamental Value Fund, Class S                                                  14,963           150,375
MassMutual Growth Equity Fund, Class S                                                      19,891           150,375
MassMutual Large Cap Value Fund, Class S                                                    15,997           150,375
MassMutual Mid Cap Growth Equity II Fund, Class S                                            5,290            60,150
MassMutual Overseas Fund, Class S                                                           15,631           150,375
MassMutual Small Company Value Fund, Class S                                                 5,838            70,175
                                                                                                     ---------------
                                                                                                           1,002,500
                                                                                                     ---------------

TOTAL MUTUAL FUNDS
(COST $1,002,500)                                                                                          1,002,500
                                                                                                     ---------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/(LIABILITIES) -- 0.0%                                                                                 0
                                                                                                     ---------------

NET ASSETS -- 100.0%                                                                                 $     1,002,500
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

     MASSMUTUAL DESTINATION RETIREMENT 2040 FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
ASSETS:
       Investments, at value (cost $1,002,500) (Note 2)                            $     1,002,500
       Cash                                                                                  2,500
       Receivables from:
              Investment adviser (Note 3)                                                    1,650
              Fund shares sold (Note 3)                                                  1,000,000
                                                                                   ---------------
                     Total assets                                                        2,006,650
                                                                                   ---------------
LIABILITIES:
       Payables for:
              Investments purchased                                                      1,002,500
       Accrued expense and other liabilities                                                 1,650
                                                                                   ---------------
                     Total liabilities                                                   1,004,150
                                                                                   ---------------
       NET ASSETS                                                                  $     1,002,500
                                                                                   ===============
NET ASSETS CONSIST OF:
       Paid-in capital                                                             $     1,002,500
                                                                                   ---------------
                                                                                   $     1,002,500
                                                                                   ===============
NET ASSETS:
       Class A                                                                     $       100,500
                                                                                   ===============
       Class L                                                                     $       100,500
                                                                                   ===============
       Class Y                                                                     $       100,500
                                                                                   ===============
       Class S                                                                     $       600,500
                                                                                   ===============
       Class N                                                                     $       100,500
                                                                                   ===============
SHARES OUTSTANDING:
       Class A                                                                              10,050
                                                                                   ===============
       Class L                                                                              10,050
                                                                                   ===============
       Class Y                                                                              10,050
                                                                                   ===============
       Class S                                                                              60,050
                                                                                   ===============
       Class N                                                                              10,050
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                     $         10.00
                                                                                   ===============
       Class L                                                                     $         10.00
                                                                                   ===============
       Class Y                                                                     $         10.00
                                                                                   ===============
       Class S                                                                     $         10.00
                                                                                   ===============
       Class N                                                                     $         10.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INVESTMENT INCOME (NOTE 2):
EXPENSES  (NOTE 2):
       Audit and legal fees                                                        $         1,650

                                                                                   ---------------
                     Total expenses                                                          1,650
                                                                                   ---------------
       Expenses waived (Note 3)                                                             (1,650)
                                                                                   ---------------
                     Net expenses                                                               --
                                                                                   ---------------
                NET INVESTMENT INCOME                                                           --
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
                                                                                   ---------------
                            NET REALIZED AND UNREALIZED GAIN                                    --
                                                                                   ---------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $            --
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                 DECEMBER 31, 2003 *
                                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS:

NET FUND SHARE TRANSACTIONS (NOTE 5):
       Class A                                                                     $       100,500
       Class L                                                                             100,500
       Class Y                                                                             100,500
       Class S                                                                             600,500
       Class N                                                                             100,500
                                                                                   ---------------
              INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    1,002,500
                                                                                   ---------------
       TOTAL INCREASE IN NET ASSETS                                                      1,002,500
NET ASSETS:
       Beginning of period                                                                      --
                                                                                   ---------------
       End of period (including undistributed net investment income of $0)         $     1,002,500
                                                                                   ===============

*    Fund commenced operations on December 31, 2003.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   THE FUND
                    MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Money Market Fund ("Money Market Fund"), MassMutual Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Core Value Equity Fund ("Core Value Equity Fund"), MassMutual Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Growth Equity Fund ("Growth Equity Fund"), MassMutual Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual OTC 100 Fund ("OTC 100 Fund"), MassMutual Focused Value Fund ("Focused Value Fund"), MassMutual Small Company Value Fund ("Small Company Value Fund"), MassMutual Small Cap Equity Fund ("Small Cap Equity Fund"), MassMutual Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Emerging Growth Fund ("Emerging Growth Fund"), MassMutual International Equity Fund ("International Equity Fund"), MassMutual Overseas Fund ("Overseas Fund"), MassMutual Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund") and MassMutual Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund").

                    These notes relate to the Inflation-Protected Bond Fund, Strategic Balanced Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund. As of December 31, 2003, these Funds had no operations other than organizational matters, including the issuance of seed money shares to Massachusetts Mutual Life Insurance Company ("MassMutual").

                    During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.   SIGNIFICANT
     ACCOUNTING
       POLICIES
                    The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          INVESTMENT
           VALUATION
                    The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund (collectively referred to as the "Destination Funds") invest in certain other funds of the Trust ("underlying funds") rather than investing directly in a portfolio of securities. Each Destination Fund is diversified among various asset classes and each reflects a different degree of potential risk and reward. The financial statements of the underlying funds should be read in conjunction with the Destination Fund's financial statements. Shares of underlying funds are valued at their net asset value as reported on each business day.

     FEDERAL INCOME
                TAX
                    It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

     ALLOCATION OF
         OPERATING
          ACTIVITY
                    In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

3.   MANAGEMENT
     FEES AND OTHER
     TRANSACTIONS

          INVESTMENT
     MANAGEMENT FEES
                    Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

                          Inflation-Protected Bond Fund               0.48%
                          Strategic Balanced Fund                     0.60%
                          Destination Retirement Income Fund          0.05%
                          Destination Retirement 2010 Fund            0.05%
                          Destination Retirement 2020 Fund            0.05%
                          Destination Retirement 2030 Fund            0.05%
                          Destination Retirement 2040 Fund            0.05%

                    MassMutual has entered into an investment sub-advisory agreement with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as the Inflation-Protected Bond Fund's sub-adviser providing day-to-day management of the Fund's investments. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. DLB receives a sub-advisory fee equal to an annual rate of 0.08% of the average daily net assets of the Inflation-Protected Bond Fund.

                    Massmutual has also entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Salomon Brothers Asset Management Inc and Western Asset Management Company, each for a portion of the Strategic Balanced Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which it manages.

      ADMINISTRATION
                FEES
                    Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                                  CLASS A        CLASS L         CLASS Y         CLASS S         CLASS N
                                                  -------        -------         -------         -------         -------
        Inflation-Protected Bond Fund             0.3166%        0.3166%         0.1666%         0.0666%         0.3666%
        Strategic Balanced Fund                   0.3270%        0.3270%         0.1770%         0.1270%         0.3770%
        Destination Retirement Income Fund        0.1459%        0.1459%         0.0459%         0.0200%         0.1959%
        Destination Retirement 2010 Fund          0.1696%        0.1696%         0.0696%         0.0196%         0.2196%
        Destination Retirement 2020 Fund          0.1758%        0.1758%         0.0758%         0.0258%         0.2258%
        Destination Retirement 2030 Fund          0.1733%        0.1733%         0.0733%         0.0233%         0.2233%
        Destination Retirement 2040 Fund          0.1616%        0.1616%         0.0616%         0.0116%         0.2116%

     DISTRIBUTION AND
     SERVICE FEES
                    MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows:
                    0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual.

     EXPENSE WAIVERS
                    MassMutual agreed to cap the fees and expenses of the following Funds through December 31, 2006 as follows:

                                                  CLASS A        CLASS L         CLASS Y         CLASS S         CLASS N
                                                  -------        -------         -------         -------         -------
  Inflation-Protected Bond Fund                     1.08%          0.83%           0.68%           0.58%           1.38%
  Strategic Balanced Fund                           1.21%          0.96%           0.81%           0.76%           1.51%
  Destination Retirement Income Fund                0.50%          0.25%           0.15%           0.12%           0.80%
  Destination Retirement 2010 Fund                  0.50%          0.25%           0.15%           0.10%           0.80%
  Destination Retirement 2020 Fund                  0.50%          0.25%           0.15%           0.10%           0.80%
  Destination Retirement 2030 Fund                  0.50%          0.25%           0.15%           0.10%           0.80%
  Destination Retirement 2040 Fund                  0.50%          0.25%           0.15%           0.10%           0.80%

     RECEIVABLES FOR
     FUND SHARES SOLD
                    Receivables for all fund shares sold were paid in cash to the Funds on January 2, 2004.

               OTHER
                    Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

            DEFERRED
        COMPENSATION
                    Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

4.   PURCHASES AND
     SALES OF
     INVESTMENTS
                    Cost of purchases of investment securities for the year ended December 31, 2003 were as follows:

           PURCHASES

                                                       OTHER LONG-TERM SECURITIES
                                                       --------------------------
                    Destination Retirement Income Fund         $  1,002,500
                    Destination Retirement 2010 Fund              1,002,500
                    Destination Retirement 2020 Fund              1,002,500
                    Destination Retirement 2030 Fund              1,002,500
                    Destination Retirement 2040 Fund              1,002,500

5.   CAPITAL SHARE
     TRANSACTIONS
                    The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Shares outstanding for each Fund are as follows:

                                                                     CLASS A
                                                      FOR THE PERIOD ENDED DECEMBER 31, 2003*
                                                               SHARES            AMOUNT
                                                               ------            ------
INFLATION-PROTECTED BOND FUND
   Sold                                                                 50   $           500
STRATEGIC BALANCED FUND
   Sold                                                                 50               500
DESTINATION RETIREMENT INCOME FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2010 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2020 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2030 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2040 FUND
   Sold                                                             10,050           100,500
                                                                     CLASS L
                                                      FOR THE PERIOD ENDED DECEMBER 31, 2003*
                                                               SHARES            AMOUNT
                                                               ------            ------
INFLATION-PROTECTED BOND FUND
   Sold                                                                 50   $           500
STRATEGIC BALANCED FUND
   Sold                                                                 50               500
DESTINATION RETIREMENT INCOME FUND
   SOLD                                                             10,050           100,500
DESTINATION RETIREMENT 2010 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2020 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2030 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2040 FUND
   Sold                                                             10,050           100,500

                                                                     CLASS Y
                                                      FOR THE PERIOD ENDED DECEMBER 31, 2003*
                                                               SHARES            AMOUNT
                                                               ------            ------
INFLATION-PROTECTED BOND FUND
   Sold                                                                 50   $           500
STRATEGIC BALANCED FUND
   Sold                                                                 50               500
DESTINATION RETIREMENT INCOME FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2010 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2020 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2030 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2040 FUND
   Sold                                                             10,050           100,500

                                                                     CLASS S
                                                      FOR THE PERIOD ENDED DECEMBER 31, 2003*
                                                               SHARES            AMOUNT
                                                               ------            ------
INFLATION-PROTECTED BOND FUND
   Sold                                                          1,052,180   $    10,521,800
STRATEGIC BALANCED FUND
   Sold                                                          1,000,050        10,000,500
DESTINATION RETIREMENT INCOME FUND
   Sold                                                             60,050           600,500
DESTINATION RETIREMENT 2010 FUND
   Sold                                                             60,050           600,500
DESTINATION RETIREMENT 2020 FUND
   Sold                                                             60,050           600,500
DESTINATION RETIREMENT 2030 FUND
   Sold                                                             60,050           600,500
DESTINATION RETIREMENT 2040 FUND
   Sold                                                             60,050           600,500

                                                                     CLASS N
                                                      FOR THE PERIOD ENDED DECEMBER 31, 2003*
                                                               SHARES            AMOUNT
                                                               ------            ------
INFLATION-PROTECTED BOND FUND
   Sold                                                                 50   $           500
STRATEGIC BALANCED FUND
   Sold                                                                 50               500
DESTINATION RETIREMENT INCOME FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2010 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2020 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2030 FUND
   Sold                                                             10,050           100,500
DESTINATION RETIREMENT 2040 FUND
   Sold                                                             10,050           100,500

* The Funds commenced operations on December 31, 2003.

6.      FOREIGN
     SECURITIES
                    The Inflation-Protected Bond Fund, the Strategic Balanced Fund and the Destination Funds (through an investment in the underlying funds) may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MASSMUTUAL INSTITUTIONAL FUNDS

We have audited the accompanying statement of assets and liabilities of the Inflation-Protected Bond Fund and the Strategic Balanced Fund, and assets and liabilities including the schedule of investments of the Destination Retirement Income Fund, the Destination Retirement 2010 Fund, the Destination Retirement 2020 Fund, the Destination Retirement 2030 Fund and the Destination Retirement 2040 Fund (collectively the "Funds"), each a series of the MassMutual Institutional Funds (the "Trust"), as of December 31, 2003, the related statement of operations for the one day period ended December 31, 2003, and the statement of changes in net assets for the period then ended. These financial statements are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2003, the results of their operations for the one day period ended December 31, 2003, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2004

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Institutional Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

DISINTERESTED
TRUSTEES

                                           TERM
                                        OF OFFICE**                               NUMBER OF
                                            AND                                 PORTFOLIOS IN
                         POSITION(s)      LENGTH                                 FUND COMPLEX
                          HELD WITH       OF TIME     PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, ADDRESS*, AND AGE     TRUST         SERVED        DURING PAST 5 YEARS        TRUSTEE      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------ ------------- -------------- ------------------------- --------------- ------------------------------------
Ronald J. Abdow          Trustee of    Since 1994     President, Abdow                46        Trustee, Abdow G&R Trust and Abdow
Age: 71                  the Trust                    Corporation (operator                     G&R Co. (owners and operators or
                                                      of restaurants).                          restaurant properties); Chairman,
                                                                                                Western Mass Development Corp.;
                                                                                                Chairman, American International
                                                                                                College; Trustee (since 2002),
                                                                                                Oppenheimer Tremont Market Neutral
                                                                                                Fund LLC, Oppenheimer Tremont
                                                                                                Opportunity Fund LLC and Oppenheimer
                                                                                                Real Estate Fund.

Richard H. Ayers         Trustee of    Since 1996     Retired.                        46        Director, Applera Corporation;
Age: 60                  the Trust                                                              Director (since 2002), Instron
                                                                                                Corporation.

Mary E. Boland           Trustee of    Since 1994     Attorney at Law, Egan,          46        Director (since 1999), BankNorth
Age: 63                  the Trust                    Flanagan and Cohen,                       Massachusetts; Director (since
                                                      P.C. (law firm),                          1999), Massachusetts Educational
                                                      Springfield, MA.                          Financing Authority.

Richard W. Greene        Trustee of    Since 1996     Retired; Vice President         46
Age: 67                  the Trust                    for Investments and
                                                      Treasurer (1998-2000),
                                                      University of Rochester
                                                      (private university).

Beverly L. Hamilton      Trustee of    Since 1996     President ARCO                  46        Director (since 1991), American
Age: 56                  the Trust                    Investment Management                     Funds Emerging Markets Growth Fund
                                                      Co. (1991-2000).                          (open-interval mutual fund); Trustee
                                                                                                (since 2000), Monterey Institute for
                                                                                                International Studies; Trustee
                                                                                                (since 2001), The California
                                                                                                Endowment; Trustee (since 2002),
                                                                                                Community Hospital of the Monterey
                                                                                                Peninsula; Trustee (since 2002),
                                                                                                Board II Oppenheimer Funds;
                                                                                                Investment Advisory Committees of
                                                                                                Rockefeller Foundation, Unilever
                                                                                                (Holland) pension fund, CFSB Sprout,
                                                                                                University of Michigan endowment and
                                                                                                Hartford Hospital.

F. William Marshall,     Trustee of    Since 1996     Consultant (since               46        Trustee (since 2000), Board II
Jr.                      the Trust                    1999); Chairman (1999),                   Oppenheimer Funds.
Age: 61                                               Family Bank, F.S.B.
                                                      (formerly SIS Bank);
                                                      Executive Vice
                                                      President (1999),
                                                      Peoples Heritage
                                                      Financial Group;
                                                      President, Chief
                                                      Executive Officer and
                                                      Director (1993-1999),
                                                      SIS Bancorp, Inc. and
                                                      SIS Bank (formerly,
                                                      Springfield Institution
                                                      for Savings).

Allan W. Blair           Trustee of    Since 2003     President and Chief             46        Director (since 2001), Future Works,
Age:  55                 the Trust                    Executive Officer                         Inc.
                                                      (since 1996), Economic
                                                      Development Council of
                                                      Western Massachusetts;
                                                      President and Chief
                                                      Operating Officer
                                                      (since 1993), Westmass
                                                      Area Development
                                                      Corporation; President
                                                      and Chief Operating
                                                      Officer (since 1984),
                                                      Westover Metropolitan
                                                      Development Corporation.

R. Alan Hunter, Jr.      Trustee of    Since 2003     Retired.                        46
Age:  56                 the Trust

INTERESTED
TRUSTEES

Stuart H. Reese          Chairman and  Since 1999     Executive Vice President        46        Director (since 1994), Merrill Lynch
Age: 48                  Trustee of                   and Chief Investment                      Derivative Products; Chairman (since
                         the Trust                    Officer (since 1999),                     1999), Director (since 1996),
                                                      Chief Executive Director                  Antares Capital Corporation (finance
                                                      (1997-1999), MassMutual;                  company); Director (since 1996), HYP
                                                      Chairman and Chief                        Management, Inc. (managing member of
                                                      Executive Officer (since                  MassMutual High Yield Partners LLC),
                                                      2001), President and                      and MMHC Investment, Inc. (investor
                                                      Chief Executive Officer                   in funds sponsored by MassMutual);
                                                      (1999-2001), David L.                     Director (since 1994), MassMutual
                                                      Babson & Company Inc.                     Corporate Value Partners Limited
                                                      (investment adviser);                     (investor in debt and equity
                                                      Chairman (since 1999),                    securities) and MassMutual Corporate
                                                      President (1995-1999),                    Value Limited (parent of MassMutual
                                                      MassMutual Corporate                      Corporate Value Partners Limited);
                                                      Investors and MassMutual                  President (since 1997), MassMutual/
                                                      Participation Investors                   Darby CBO IM Inc. (manager of
                                                      (closed-end investment                    MassMutual/ Darby CBO LLC, a high
                                                      companies).                               yield bond fund); Advisory Board
                                                                                                Member (since 1995), Kirtland
                                                                                                Capital Partners.

Frederick C.             Trustee and   Since 2001     Executive Vice President        46
Castellani               President of                 (since 2001), Senior
Age: 56                  the Trust                    Vice President
                                                      (1996-2001), MassMutual.

Robert E. Joyal          Trustee of    Since 2003     Retired; President              46        Director (since 1996), Antares
Age:  58                 the Trust                    (2001-2003), Director                     Leverage Capital Corp.; Director
                                                      (2000-2003) and Managing                  (since 1996), MassMutual High Yield
                                                      Director (2000-2001),                     Partners II, LLC; Director (since
                                                      David L. Babson &                         1999), MassMutual Corporate Value
                                                      Company Inc.; Executive                   Partners Limited; President (since
                                                      Director (1997-1999),                     1999), MassMutual Corporate
                                                      Massachusetts Mutual                      Investors (closed-end investment
                                                      Life Insurance Company.                   company); President (since 1999),
                                                                                                MassMutual Participation Investors
                                                                                                (closed-end investment company).

PRINCIPAL OFFICERS
WHO ARE NOT
TRUSTEES

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                      FUND
                         POSITION(S)      LENGTH                    PRINCIPAL                        COMPLEX
   NAME, ADDRESS*,        HELD WITH       OF TIME              OCCUPATION(S) DURING                OVERSEEN BY
       AND AGE              TRUST         SERVED                   PAST 5 YEARS                      OFFICER
------------------------ ------------- -------------- ------------------------------------------ ---------------
James S. Collins         Chief         Since 2000     Vice President (since 1999), Second Vice        46
Age: 45                  Financial                    President (1990-1999), MassMutual.
                         Officer and
                         Treasurer of
                         Trust

Thomas M. Kinzler        Vice          Since 1999     Vice President and Associate General            46
Age: 47                  President                    Counsel (since 1999), Second Vice President
                         and                          and Associate General Counsel (1996-1999),
                         Secretary of                 MassMutual.
                         the Trust

Vernon J. Meyer          Vice          Since 1999     Vice President (since 1998), MassMutual.        46
Age: 38                  President of
                         the Trust

Toby Slodden             Vice          Since 2003     Executive Vice President (since 2003),          46
Age:  46                 President of                 Senior Vice President (1999-2003), Vice
                         the Trust                    President (1997-1999), MassMutual.

* The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

** Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years. Except, any Trustee who attained the age of seventy-two years during 2001 shall retire and cease to serve as a Trustee on or before June 1, 2003.

ITEM 2 CODE OF ETHICS.

         As of December 31, 2003, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2003, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2003 were $11,550.
         (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003.
         (c) TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003.
         (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003.
         (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2003 were pre-approved by the committee.
              (2) Not applicable.
         (f)  Not applicable.
         (g)  Not applicable.
         (h)  Not applicable.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to this filing.

ITEM 6 [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this filing.

ITEM 8 [RESERVED]

ITEM 9 CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 (EXHIBITS):

         (a)(1) Code of Ethics Described in Item 2 is attached.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MassMutual Institutional Funds

By (Signature and Title):  /s/ Frederick C. Castellani
                           ------------------------------------------------
                           Frederick C. Castellani, President and Principal Executive Officer

                           Date February 17, 2004
                                --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Frederick C. Castellani
                           ------------------------------------------------
                           Frederick C. Castellani, President and Principal Executive Officer

                           Date February 17, 2004
                                --------------------

By (Signature and Title):  /s/ James S. Collins
                           ------------------------------------------------
                           James S. Collins, Treasurer and Principal Financial Officer

                           Date February 17, 2004
                                --------------------